Expense Example	May 01, 2026 USD ($)
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Timothy Plan Free Cash Flow ETF | Timothy Plan Free Cash Flow ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Timothy Plan Free Cash Flow Growth ETF | Timothy Plan Free Cash Flow Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Timothy Plan Fixed Income ETF | Timothy Plan Fixed Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	$ 176